Financing Costs And Income (Tables)	12 Months Ended
Jan. 31, 2024
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Summary of financing costs and income
Details of financing costs and financing income were as follows:

	Years ended
	January 31, 2024	January 31, 2023
Interest on long-term debt	$159.7	$83.2
Transaction costs on long-term debt	22.7	1.1
Interest on lease liabilities	7.7	5.4
Net interest on employee future benefit liabilities	6.5	4.6
Interest and commitment fees on revolving credit facilities	7.2	21.0
Other	5.5	(0.5)
Financing costs	209.3	114.8

Financing income	(16.6)	(6.0)
Net financing costs	$192.7	$108.8